Annual Fund Operating Expenses - 2x Anthropic ETF - 2x Anthropic ETF	Nov. 13, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	1.15%

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year